Annual Total Returns[BarChart] - Emerging Markets All Cap - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(11.34%)	19.52%	(3.22%)	(3.26%)	(18.69%)	19.75%	30.34%	(18.75%)	29.97%	17.14%